Share based payments - Expiry of warrants (Details) - $ / shares	Aug. 11, 2023	Feb. 13, 2023	Nov. 15, 2022	Dec. 31, 2023
Share based payments
Expiry Date	Aug. 11, 2025	Feb. 13, 2028	Nov. 15, 2025
Number of warrants outstanding	20,445,454	10,796,054	2,483,150	33,724,658
Weighted Average Exercise Price	$ 1.71	$ 2.48	$ 3.10